Earnings per share	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average of our ordinary shares outstanding, which excludes 4,975,247 and 4,233,182 shares of unvested restricted stock as of June 30, 2024 and 2023, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. The number of shares excluded from diluted shares outstanding was 1,517 and 7,017 for the three and six months ended June 30, 2024, respectively. The number of shares excluded from diluted shares outstanding was 28,890 and nil for the three and six months ended June 30, 2023, respectively.
The computation of basic and diluted EPS for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income for the computation of basic EPS	$448,166	$492,894	$1,052,380	$924,999
Weighted average ordinary shares outstanding—basic	192,515,755	231,318,582	194,144,800	235,321,261
Basic EPS	$2.33	$2.13	$5.42	$3.93

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Net income for the computation of diluted EPS	$448,166	$492,894	$1,052,380	$924,999
Weighted average ordinary shares outstanding—diluted	196,881,272	232,866,512	198,514,778	237,204,222
Diluted EPS	$2.28	$2.12	$5.30	$3.90
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
	Number of ordinary shares
Ordinary shares issued	204,543,739	215,543,739
Treasury shares	(9,384,417)	(13,050,571)
Ordinary shares outstanding	195,159,322	202,493,168
Shares of unvested restricted stock	(4,975,247)	(4,561,249)
Ordinary shares outstanding, excluding shares of unvested restricted stock	190,184,075	197,931,919